DISPOSITION	12 Months Ended
Dec. 31, 2022
Disposition [Abstract]
DISPOSITION [Text Block]

6. DISPOSITION

For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Proceeds from disposition	-	10,027	-
PP&E after net accumulated depletion and depreciation	-	(27,008)	-
Decommissioning liabilities disposed	-	3,168	-
Loss on disposition	-	(13,813)	-

During the year ended December 31, 2021, HHR disposed of certain non-core assets and undeveloped land for gross proceeds of $10.0 million, resulting in a loss on disposition of $13.8 million.